Derivative Liabilities (Details Narrative) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Maximum [Member]
Weighted average per-share amount	$ 0.425	$ 0.425
Minimum [Member]
Weighted average per-share amount	$ 0.137	$ 0.357